United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 7/31/05


                 Date of Reporting Period: Quarter ended 4/30/05







Item 1.           Schedule of Investments


FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

       Principal
        Amount                                                                                                     Value

                        ADJUSTABLE-RATE MORTGAGES--22.4%

                        Federal Home Loan Mortgage Corp. ARM--5.2%
 $     1,545,732        3.816%, 2/1/2029                                                                 $       1,581,398
       3,711,645        3.859%, 9/1/2028                                                                         3,779,709
       3,321,510        4.039%, 1/1/2027                                                                         3,413,091
       4,910,420        4.067%, 9/1/2025                                                                         5,063,915
       4,400,185        4.250%, 1/1/2035                                                                         4,404,717
       1,597,700        4.553%, 12/1/2032                                                                        1,607,934
                             TOTAL                                                                               19,850,764

                        Federal National Mortgage Association ARM--17.2%
       9,292,185        3.571%, 5/1/2040 - 8/1/2040                                                              9,406,419
       6,047,810        3.779%, 11/1/2034                                                                        6,019,633
       4,510,691        3.801%, 12/1/2034                                                                        4,490,487
       1,882,045        3.813%, 7/1/2033                                                                         1,903,813
       3,730,699        3.854%, 12/1/2034                                                                        3,718,768
       5,525,033        3.934%, 9/1/2027                                                                         5,638,092
       4,363,276        3.948%, 4/1/2033                                                                         4,458,636
       1,001,697        3.994%, 8/1/2032                                                                         1,031,781
       7,443,280        3.996%, 6/1/2027                                                                         7,616,448
       2,085,945        4.096%, 6/1/2033                                                                         2,119,879
       1,197,979        4.202%, 8/1/2031                                                                         1,232,000
       9,487,222        4.280%, 4/1/2024                                                                         9,746,090
       2,117,008        4.344%, 10/1/2028                                                                        2,190,254
       4,765,045        4.447%, 9/1/2032                                                                         4,798,724
       1,483,283        5.429%, 6/1/2028                                                                         1,526,555
                             TOTAL                                                                               65,897,579
                             TOTAL ADJUSTABLE-RATE MORTGAGES (IDENTIFIED COST $86,153,545)                       85,748,343

                        COLLATERALIZED MORTGAGE OBLIGATIONS--22.5%

                        Federal Home Loan Mortgage Corp. REMIC--13.5%
       2,296,767        Series 1587 FL, 3.287%, 10/15/2008                                                       2,293,697
       2,614,088        Series 2539 FK, 3.304%, 10/15/2016                                                       2,623,003
      10,485,078        Series 2571 FB, 3.304%, 2/15/2018                                                        10,559,330
       4,618,423        Series 2534 MF, 3.354%, 9/15/2030                                                        4,628,033
       3,491,615        Series 2359 FA, 3.454%, 2/15/2029                                                        3,512,433
       5,051,066        Series 2554 FW, 3.454%, 11/15/2029                                                       5,069,307
        906,454         Series 2395 FT, 3.404%, 12/15/2031                                                        909,167
       1,075,861        Series 2444 FT, 3.484%, 9/15/2029                                                        1,082,040
       3,862,616        Series 2515 GW, 3.500%, 5/15/2021                                                        3,857,647
       1,380,657        Series 2478 YK, 3.504%, 2/15/2032                                                        1,387,983
        276,691         Series 2452 FG, 3.504%, 3/15/2032                                                         278,583
       2,631,908        Series 2396 FL, 3.554%, 12/15/2031                                                       2,658,627
        557,837         Series 2191 MF, 3.570%, 12/17/2027                                                        559,008
        922,970         Series 1640 FA, 3.800%, 12/15/2008                                                        929,859
       3,634,713        Series 2669 AD, 4.000%, 6/15/2017                                                        3,636,323
       1,413,664        Series 2865 PJ, 4.000%, 3/15/2024                                                        1,410,942
       1,179,567        Series 1146 E, 4.050%, 9/15/2021                                                         1,180,076
       1,500,000        Series 1611 JA, 4.125%, 8/15/2023                                                        1,499,260
       1,140,460        Series 2517 OJ, 4.500%, 7/15/2012                                                        1,142,561
        27,295          Series 2481 M, 5.500%, 1/15/2015                                                           27,261
       2,325,754        Series 2389 CD, 6.000%, 3/15/2016                                                        2,391,307
                             TOTAL                                                                               51,636,447

                        Federal National Mortgage Association REMIC--8.3%
       5,823,057        Series 2003-15 FW, 3.370%, 12/25/2016                                                    5,842,247
       2,361,659        Series 1998-22 FA, 3.370%, 4/18/2028                                                     2,367,555
       2,459,603        Series 2002-58 LF, 3.420%, 1/25/2029                                                     2,465,379
       1,815,489        Series 2002-50 FH, 3.420%, 12/25/2029                                                    1,818,608
       1,438,153        Series 2002-53 FP, 3.470%, 8/25/2030                                                     1,440,769
       6,198,282        Series 2002-82 FK, 3.470%, 10/25/2031                                                    6,228,654
       3,095,686        Series 2002-74 FV, 3.470%, 11/25/2032                                                    3,105,113
        488,542         Series 1993-220 FA, 3.475%, 11/25/2013                                                    493,029
        857,637         Series 2001-34 FL, 3.520%, 8/25/2031                                                      862,876
       1,108,865        Series 2001-68 FD, 3.520%, 12/25/2031                                                    1,119,326
        245,540         Series 2002-39 FB, 3.520%, 3/18/2032                                                      247,301
       4,418,495        Series 2003-3 PB, 5.000%, 7/25/2012                                                      4,468,423
       1,169,076        Series 1994-12 C, 6.250%, 1/25/2009                                                      1,174,785
        199,257         Series 2001-50 LD, 6.500%, 5/25/2030                                                      198,830
                             TOTAL                                                                               31,832,895

                        Government National Mortgage Association REMIC--0.7%
       1,628,478        Series 2001-21 FB, 3.370%, 1/16/2027                                                     1,633,633
        643,969         Series 1999-43 FA, 3.420%, 11/16/2029                                                     646,423
        295,162         Series 2000-12 FQ, 3.620%, 6/16/2029                                                      295,437
                             TOTAL                                                                               2,575,493
                             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                        -----------------------------------------------------------------------------
                             (IDENTIFIED COST $85,931,621)                                                       86,044,835

                        GOVERNMENT AGENCIES--28.8%

                        Federal Home Loan Bank System Floating Rate Notes--5.2%
      10,000,000        2.680%, 5/16/2006                                                                        9,984,600
      10,000,000        2.880%, 6/13/2006                                                                        10,008,800
                             TOTAL                                                                               19,993,400

                        Federal Home Loan Bank System Notes -0.4%
       1,500,000        5.125%, 3/6/2006                                                                         1,518,495

                        Federal Home Loan Mortgage Corp. Discount Notes -2.6%(1)
      10,000,000        2.855% - 3.230%, 6/28/2005 - 10/11/2005                                                  9,916,743

                        Federal Home Loan Mortgage Corp. Floating Rate Notes -14.1%
      14,000,000        2.725%, 11/7/2005                                                                        14,009,380
      20,000,000        2.925%, 9/9/2005                                                                         20,005,800
      20,000,000        3.083%, 10/7/2005                                                                        20,008,000
                             TOTAL                                                                               54,023,180

                        Federal National Mortgage Association Discount Notes -2.6%(1)
      10,000,000        2.890% - 2.910%, 6/15/2005 - 8/17/2005                                                   9,938,288

                        Federal National Mortgage Association Floating Rate Notes -3.9%
       5,000,000        2.700%, 2/17/2006                                                                        5,002,950
      10,000,000        2.820%, 9/6/2005                                                                         10,000,400
                             TOTAL                                                                               15,003,350
                             TOTAL GOVERNMENT AGENCIES
                        -----------------------------------------------------------------------------
                             (IDENTIFIED COST $110,355,275)                                                     110,393,456

                        MORTGAGE-BACKED SECURITIES--1.6%

                        Federal Home Loan Mortgage Corporation -1.0%
       3,815,946        6.500%, 9/1/2018                                                                         3,998,843

                        Federal National Mortgage Association--0.6%
       2,063,945        7.500%, 1/1/2032 - 8/1/2032                                                              2,211,324
                             TOTAL MORTGAGE-BACKED SECURITIES
                        -----------------------------------------------------------------------------
                             (IDENTIFIED COST $6,235,107)                                                        6,210,167

                        REPURCHASE AGREEMENTS--24.6%
      19,364,000        Interest in $2,000,000,000 joint repurchase agreement with BNP Paribas
                        Securities Corp., 2.860%, dated 4/29/2005 to be repurchased at $19,368,615 on 5/2/2005, collateralized by U.S. Treasury Obligations with various
                        maturities to 11/15/2028, collateral market value $2,040,000,707                         19,364,000
      35,000,000        Interest in $1,800,000,000 joint repurchase agreement with Citigroup Global
                        Markets, Inc., 3.050%, dated 4/29/2005 to be repurchased at $35,008,896 on
                        5/2/2005, collateralized by U.S. Government Agency Obligations with various
                        maturities to 5/25/2035, collateral market value $1,850,438,784                          35,000,000
      40,000,000        Interest in $1,065,000,000 joint repurchase agreement with J.P. Morgan
                        Securities, Inc., 2.980%, dated 4/29/2005 to be repurchased at $40,009,933 on due 5/2/2005, collateralized by U.S. Government Agency Obligations with
                        various maturities to 11/1/2034, collateral market value $1,086,305,697                  40,000,000
                             TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                     94,364,000
                             TOTAL INVESTMENTS--99.9%
                        =============================================================================
                             (IDENTIFIED COST $383,039,548)(2)                                                  382,760,801
                             OTHER ASSETS AND LIABILITIES -NET -0.1%                                              524,090
                             TOTAL NET ASSETS -100%                                                      $      383,284,891

===================================================================================================================
    1      Discount rate at time of purchase.
    2      At April 30, 2005, the cost of investments for federal tax purposes was $383,039,548. The net unrealized depreciation of investments for federal tax purposes was $278,747. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
           $335,128 and net unrealized depreciation from investments for those securities having an excess of cost over value of $613,875.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

Investment Valuation

     U.S. government securities and mortgage-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ARM               --Adjustable Rate Mortgage
REMIC             --Real Estate Mortgage Investment Conduit




Item 2.           Controls and Procedures

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Institutional Trust

By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue, Principal Executive Officer


Date              June 22, 2005


By                /S/Richard J. Thomas, Principal Financial Officer


Date              June 22, 2005